Investments In Affiliated Companies, Partnerships And Other Companies (Tables)	12 Months Ended
Dec. 31, 2013
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies

	December 31,
	2013	2012
Companies accounted for under the equity method	$125,816	$122,237
Companies accounted for on a cost basis	5,546	4,245
	$131,362	$126,482

Investments In Companies Accounted For Under The Equity Method

	December 31,
	2013	2012
SCD (1)	$73,007	$68,692
VSI/ RCEVS (2)	12,535	16,715
Opgal (3)	14,452	13,470
Netcity (4)	12,307	12,129
Other (5)	13,515	11,231
	$125,816	$122,237

(1)
Semi Conductor Devices (“SCD”) is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). SCD is engaged in the development and production of various thermal detectors and laser diodes. SCD is jointly controlled and therefore is not consolidated in the Company’s financial statements.

(2)
Vision Systems International LLC (“VSI”) and Rockwell Collins ESA Vision Systems LLC ("RCEVS") are U.S. limited liability companies, each held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. VSI and RCEVS operate in the area of helmet mounted display systems for fixed-wing military aircraft. VSI and RCEVS are jointly controlled and therefore are not consolidated in the Company’s financial statements.

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.)

(3)
Opgal Optronics Industries Ltd. (“Opgal”) is an Israeli company owned 50.001% by the Company and 49.999% by Rafael. Opgal focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Opgal with Rafael, and therefore Opgal is not consolidated in the Company’s financial statements.

(4)	UTI NETCITY Investments BV S.A ("Netcity") is a Romanian company held 40% by the Company. Netcity is engaged in the construction of fiber-telecommunication networks in Romania.

(5)
During 2013, the Company invested in a Korean joint stock corporation, Sharp Elbit Systems Aerospace, Inc. ("SESA") approximately $2,500. SESA, based in South Korea, in which the Company holds 19%, is engaged in the areas of maintenance, repair, assembly and manufacturing of military aircraft avionics. The Company invested approximately additional $1,900 through a convertible bond in SESA. The convertible bond can be converted into common shares of SESA following a two-year vesting period. If converted, the Company's holdings in SESA would reach 50%.

Schedule Of Equity In Net Earnings Of Affiliated Companies
Equity in net earnings of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2013	2012	2011
SCD	$5,439	$5,524	$5,807
VSI/RCEVS	5,664	8,403	8,454
Other	1,929	(2,767)	1,116
	$13,032	$11,160	$15,377

Balance Sheet Information
The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31,
	2013	2012
Current assets	$284,545	$278,751
Non-current assets	106,563	114,289
Total assets	$391,108	$393,040

Current liabilities	$153,301	$118,506
Non-current liabilities	42,674	44,137
Shareholders' equity	195,133	230,397
	$391,108	$393,040

Income Statement Information
Income Statement Information:

	Year ended December 31,
	2013	2012	2011
Revenues	$351,183	$385,792	$402,438
Gross profit	$88,440	$102,730	$117,222
Net income	$27,151	$27,596	$38,131

(8)	See Note 20(E) for guarantees.